Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

January 27, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of

Eaton Vance Build America Bond Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance AMT-Free Municipal Income Fund

(collectively, the “Funds”)

Post-Effective Amendment No. 216 (1933 Act File No. 2-22019)

Amendment No. 219 (1940 Act File No. 811-1241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) of the Funds, as well as Exhibits.  Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, which are also part of a prospectus and SAI within this filing, are series of Eaton Vance Growth Trust and are included in a separate filing being made on January 27, 2014 by such Trust.  Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund, which are also a part of a prospectus and SAI within this filing, are series of Eaton Vance Municipals Trust and are included in a separate filing being made on January 27, 2014 by such Trust.

The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.  The prospectuses and SAIs have been marked to show changes from the prospectuses and SAIs of the Funds contained in the Registrant’s Post-Effective Amendment No. 196 filed with the Securities and Exchange Commission (“SEC”) on January 28, 2013 (Accession No. 0000940394-13-000141) under Rule 485(b).

Securities and Exchange Commission

January 27, 2014

The Amendment is being filed for the purpose of bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes.  This Amendment is filed pursuant to Rule 485(b) and will be effective February 1, 2014.  As internal counsel of the Registrant, I have reviewed the Amendment pursuant to Rule 485(b)(4) under the 1933 Act.  It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information for each Fund contained in its Annual Report to Shareholders dated September 30, 2013 (Accession No. 0001193125-13-456402).

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or by fax at (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee

Vice President